Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended		56 Months Ended	60 Months Ended		85 Months Ended	100 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000012002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.70%	9.68%				4.80%			4.70%
C000012001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.91%)	3.66%				3.42%			3.88%
C000012001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.58%	9.41%				4.54%			4.44%
C000088841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	3.19%	7.59%				3.75%			3.80%
C000088841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	4.18%	8.56%				3.75%			3.80%
C000051483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	4.83%	9.98%				5.07%			4.96%
C000082489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	4.58%	9.26%				4.34%			4.22%
C000187070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.26%	19.53%				10.15%	9.73%
C000187068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.31%	12.94%				8.70%	8.62%
C000187068 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.15%	19.20%				9.88%	9.45%
C000187069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.70%	17.21%				9.05%	8.60%
C000187069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.70%	18.21%				9.05%	8.60%
C000187072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.46%	19.77%				10.43%	9.98%
C000187071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	11.01%	18.93%				9.66%	9.23%
C000213837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.86%		17.98%	10.30%
C000213836 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.71%		17.71%	10.03%
C000213838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	3.93%	11.45%		8.77%
C000213838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	9.72%	17.61%		10.02%
C000213835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.93%	18.00%		10.36%
C000011998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.30%	12.00%				6.78%			6.35%
C000011997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	0.64%	5.91%				5.37%			5.52%
C000011997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.22%	11.78%				6.51%			6.09%
C000088835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.81%	9.93%				5.70%			5.43%
C000088835 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	5.81%	10.93%				5.70%			5.43%
C000051481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.47%	12.34%				7.02%			6.62%
C000082487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	6.12%	11.58%				6.29%			5.87%
C000063261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.73%	18.91%				10.08%			8.36%
C000063260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.77%	12.36%				8.63%			7.50%
C000063260 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	10.57%	18.59%				9.80%			8.08%
C000088844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.17%	16.73%				8.97%			7.42%
C000088844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.17%	17.73%				8.97%			7.42%
C000089955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.48%	13.75%				7.88%			7.06%
C000089953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	1.75%	7.60%				6.45%			6.23%
C000089953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.39%	13.57%				7.61%			6.81%
C000089954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	5.99%	11.64%				6.79%			6.14%
C000089954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	6.99%	12.64%				6.79%			6.14%
C000089956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.67%	14.15%				8.15%			7.32%
C000089952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	7.28%	13.29%				7.40%			6.58%
C000101135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.49%	8.30%				4.23%			4.40%
C000101134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.35%	8.08%				3.97%			4.15%
C000201968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(2.00%)	2.42%				2.86%			3.60%
C000201968 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	3.43%	8.10%				3.97%			4.15%
C000101141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.77%	8.79%				4.96%			5.22%
C000101140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	3.64%	8.51%				4.69%			4.95%
C000201970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(1.79%)	2.78%				3.57%			4.39%
C000201970 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	3.65%	8.47%				4.69%			4.96%
C000101142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.84%	8.81%				5.02%			5.28%
C000101150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	7.49%	14.44%				8.49%			7.60%
C000101149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.39%	14.21%				8.21%			7.34%
C000012000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.00%	15.97%				9.00%			7.78%
C000011999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.09%	9.58%				7.57%			6.93%
C000011999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	8.80%	15.65%				8.73%			7.51%
C000088838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	7.37%	13.74%				7.91%			6.84%
C000088838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	8.37%	14.74%				7.91%			6.84%
C000051482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.02%	16.15%				9.27%			8.04%
C000082488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	8.69%	15.38%				8.51%			7.28%
C000089949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.88%	9.78%				5.45%			5.44%
C000089947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(0.71%)	3.77%				4.05%			4.61%
C000089947 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.79%	9.52%				5.18%			5.18%
C000101153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.58%	16.20%				9.45%			8.20%
C000101152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	8.45%	15.87%				9.17%			7.93%
C000201974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	2.77%	9.83%				7.99%			7.34%
C000201974 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	8.47%	15.92%				9.17%			7.93%
C000101154 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.62%	16.22%				9.49%			8.26%
C000166218 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.89%	17.97%				10.17%		11.30%
C000166217 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.70%	17.63%				9.89%		11.01%
C000201977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	3.95%		11.48%		8.72%			10.32%
C000201977 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	9.71%		17.66%		9.90%			11.03%
C000166219 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.88%		18.05%		10.22%			11.35%
C000213846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.99%	19.18%		10.19%
C000063262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	10.85%	19.19%				10.35%			8.62%
C000082490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	10.47%	18.36%				9.58%			7.86%
C000089959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	10.11%	17.77%				9.80%			8.21%
C000089957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.21%	11.36%				8.36%			7.36%
C000089957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.98%	17.53%				9.53%			7.94%
C000089958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.62%	15.66%				8.71%			7.27%
C000089958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	9.62%	16.66%				8.71%			7.27%
C000089960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	10.31%	18.08%				10.08%			8.46%
C000089961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	9.92%	17.27%				9.31%			7.72%
C000201973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	1.71%	8.17%				7.06%			6.75%
C000201973 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	7.34%	14.16%				8.22%			7.33%
C000101151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	7.49%	14.47%				8.54%			7.65%
C000101159 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.83%	17.94%				10.16%			8.60%
C000101158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.71%	17.62%				9.90%			8.34%
C000201976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	3.97%	11.43%				8.72%			7.75%
C000201976 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	9.73%	17.61%				9.89%			8.33%
C000101160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.87%	17.96%				10.22%			8.65%
C000213845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.04%	12.61%		8.65%
C000213845 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	10.86%	18.85%		9.91%
C000213843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.50%	17.00%		9.09%
C000213843 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.50%	18.00%		9.09%
C000213844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.05%	19.38%		10.45%
C000213847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	10.78%	18.60%		9.69%
C000101136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	3.57%	8.41%				4.29%			4.46%
C000101147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.31%	12.63%				7.41%			6.88%
C000101146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	6.16%	12.33%				7.13%			6.61%
C000201972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	0.54%	6.40%				5.98%			6.04%
C000201972 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	6.11%	12.30%				7.13%			6.61%
C000101148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.32%	12.67%				7.45%			6.93%
C000101156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.48%	17.46%				10.02%			8.52%
C000101155 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	9.31%	17.15%				9.73%			8.25%
C000201975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	3.58%	11.01%				8.56%			7.67%
C000201975 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	9.32%	17.17%				9.74%			8.25%
C000101157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.48%	17.49%				10.07%			8.57%
C000089948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	3.38%	7.71%				4.39%			4.53%
C000089948 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	4.38%	8.71%				4.39%			4.53%
C000089950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.01%	10.03%				5.69%			5.70%
C000089951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	4.65%	9.30%				4.97%			4.96%
C000089964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.20%	19.38%				10.39%			8.45%
C000089962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	5.23%	12.76%				8.93%			7.60%
C000089962 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.06%	19.01%				10.11%			8.18%
C000089963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.63%	17.17%				9.28%			7.50%
C000089963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	10.63%	18.17%				9.28%			7.50%
C000089965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.38%	19.63%				10.67%			8.72%
C000089966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	10.94%	18.81%				9.89%			7.95%
C000101144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.05%	10.72%				6.22%			6.07%
C000101143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.93%	10.51%				5.95%			5.81%
C000201971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(0.57%)	4.66%				4.81%			5.24%
C000201971 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	4.94%	10.46%				5.94%			5.81%
C000101145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.12%	10.83%				6.27%			6.13%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	14.24%	23.88%		14.78%		14.61%	13.87%		12.51%
LifePath Dynamic Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic Retirement Fund Custom Benchmark
Average Annual Return, Percent	3.51%	8.56%				4.31%			4.28%
LifePath Dynamic 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2060 Fund Custom Benchmark
Average Annual Return, Percent	9.81%	18.16%				10.22%	9.72%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.71%)	2.63%		(0.68%)		(0.23%)	0.84%		1.35%
LifePath Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2065 Fund Custom Benchmark
Average Annual Return, Percent	9.80%		18.16%	10.23%
LifePath Dynamic 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2030 Fund Custom Benchmark
Average Annual Return, Percent	5.04%	10.97%				6.29%			5.88%
LifePath Dynamic 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2050 Fund Custom Benchmark
Average Annual Return, Percent	9.40%	17.63%				10.04%			8.22%
LifePath Dynamic 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2035 Fund Custom Benchmark
Average Annual Return, Percent	6.27%	12.86%				7.46%			6.66%
LifePath Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index Retirement Fund Custom Benchmark
Average Annual Return, Percent	3.51%	8.56%				4.31%			4.54%
LifePath Index 2025 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2025 Fund Custom Benchmark
Average Annual Return, Percent	3.78%	8.98%				5.03%			5.31%
LifePath Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2040 Fund Custom Benchmark
Average Annual Return, Percent	7.46%	14.68%				8.52%			7.64%
LifePath Dynamic 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2040 Fund Custom Benchmark
Average Annual Return, Percent	7.45%	14.68%				8.53%			7.35%
LifePath Dynamic 2025 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2025 Fund Custom Benchmark
Average Annual Return, Percent	3.78%	8.98%				5.03%			5.05%
LifePath Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2045 Fund Custom Benchmark
Average Annual Return, Percent	8.56%	16.41%				9.46%			8.21%
LifePath Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2060 Fund Custom Benchmark
Average Annual Return, Percent	9.81%	18.16%				10.21%		11.28%
LifePath Dynamic 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2045 Fund Custom Benchmark
Average Annual Return, Percent	8.56%	16.41%				9.47%			7.91%
LifePath Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2055 Fund Custom Benchmark
Average Annual Return, Percent	9.80%	18.15%				10.21%			8.61%
LifePath Dynamic 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2065 Fund Custom Benchmark
Average Annual Return, Percent	9.80%	18.16%		10.23%
LifePath Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2035 Fund Custom Benchmark
Average Annual Return, Percent	6.27%	12.86%				7.45%			6.93%
LifePath Dynamic 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2055 Fund Custom Benchmark
Average Annual Return, Percent	9.80%	18.15%				10.22%			8.30%
LifePath Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2030 Fund Custom Benchmark
Average Annual Return, Percent	5.04%	10.97%				6.28%			6.15%
LifePath Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Index 2050 Fund Custom Benchmark
Average Annual Return, Percent	9.40%	17.63%				10.03%			8.52%